Convertible Loans (Details Textual) - USD ($)															3 Months Ended	12 Months Ended
	Apr. 04, 2017	Mar. 27, 2017	Mar. 20, 2017	Dec. 28, 2016	Nov. 28, 2016	Nov. 01, 2016	Oct. 19, 2016	Jul. 14, 2016	Jun. 14, 2016	Jun. 03, 2016	May 10, 2016	May 09, 2016	Apr. 19, 2016	Feb. 16, 2016	Feb. 28, 2017	May 31, 2017	May 31, 2016
Convertible Loans (Textual)
Principal amount of loan																$ 430,000	$ 207,750
Original issue discount																(237,608)	(134,148)
Derivative liability																$ 449,975	351,041
Converted into shares of common stock																185,348,336
Debt discount amortized																$ 360,566	$ 11,102
Convertible Promissory Note [Member] | Crown Bridge Partners, LLC [Member]
Convertible Loans (Textual)
Issued date														Feb. 16, 2016
Principal amount of loan														$ 40,000
Original issue discount														$ 4,000
Interest rate														8.00%
Due date														Feb. 16, 2017
Description of loan accrued interest														The Company had the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest.
Repaid principal amount								$ 40,000
Accrued interest								1,307
Early payment penalty								$ 20,965
Convertible Promissory Note [Member] | Crown Bridge Partners, LLC One [Member]
Convertible Loans (Textual)
Issued date													Apr. 19, 2016
Principal amount of loan													$ 30,000		$ 25,996
Original issue discount													$ 3,500
Interest rate													8.00%
Due date													Apr. 19, 2017
Description of loan accrued interest													Crown Bridge Partners, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate is at a discount of 48% applied to the lowest price for ten days prior to the actual date of conversion.
Repaid principal amount						$ 4,004
Accrued interest															1,511
Remaining debt discount															$ 25,736
Derivative liability						$ 91,172	$ 38,586
Converted into shares of common stock						154,000									19,262,747
Loss on change in fair value of derivative						$ 52,586
Credit to additional paid in capital															$ 107,480
Debt discount amortized							$ 26,500
Convertible Promissory Note [Member] | Auctus Fund, LLC [Member]
Convertible Loans (Textual)
Issued date											May 10, 2016
Principal amount of loan											$ 77,750				77,750
Original issue discount											$ 6,750
Interest rate											8.00%
Due date											May 10, 2017
Description of loan accrued interest											The conversion rate will be at a discount of 48% of the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days.
Accrued interest															605
Remaining debt discount															$ 20,282
Derivative liability											$ 261,774
Converted into shares of common stock															43,741,990
Credit to additional paid in capital															$ 467,591
Debt discount amortized											$ 77,750
Convertible Promissory Note [Member] | JSJ Investments Inc [Member]
Convertible Loans (Textual)
Issued date										Jun. 02, 2016
Principal amount of loan										$ 55,000					55,000
Original issue discount										$ 3,000
Interest rate										8.00%
Due date										Jun. 02, 2017
Description of loan accrued interest										The conversion rate will be at a discount of 48% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days.
Accrued interest															2,395
Remaining debt discount															$ 34,554
Derivative liability										$ 167,895
Converted into shares of common stock															32,463,378
Credit to additional paid in capital															$ 190,914
Debt discount amortized										55,000
Loan fees										$ 2,000
Convertible Promissory Note [Member] | Black Forest Capital LLC [Member]
Convertible Loans (Textual)
Issued date									Jun. 14, 2016
Principal amount of loan									$ 80,000						80,000
Original issue discount									$ 8,000
Interest rate									8.00%
Due date									Jun. 14, 2017
Description of loan accrued interest									The conversion rate will be at a discount of 48% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days.
Accrued interest															3,254
Remaining debt discount															$ 42,959
Derivative liability									$ 228,110
Converted into shares of common stock															55,208,045
Credit to additional paid in capital															$ 396,470
Debt discount amortized									80,000
Loan fees									$ 2,000
Convertible Promissory Note [Member] | Crown Bridge Partners, LLC Two [Member]
Convertible Loans (Textual)
Issued date				Dec. 28, 2016
Principal amount of loan				$ 46,000
Original issue discount				$ 6,000
Interest rate				8.00%
Due date				Dec. 28, 2017
Description of loan accrued interest				Crown Bridge Partners, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate will be at a discount of 45% applied to the lowest trading price for fifteen days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest. The Company cannot prepay any amount outstanding after 180.
Remaining debt discount																1,575
Convertible Promissory Note [Member] | Crown Bridge Partners, LLC Three [Member]
Convertible Loans (Textual)
Issued date			Mar. 20, 2017
Principal amount of loan			$ 114,000
Original issue discount			$ 14,000
Interest rate			8.00%
Due date			Mar. 20, 2018
Description of loan accrued interest			Crown Bridge Partners, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate will be at a discount of 43% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 125% interest and 91 days through 180 for a cash payment of the principal plus 135% interest. The Company cannot prepay any amount outstanding after 180 days.
Remaining debt discount			$ 1,799
Convertible Promissory Note [Member] | JSJ Investments, Inc One [Member]
Convertible Loans (Textual)
Issued date		Mar. 27, 2017
Principal amount of loan		$ 125,000
Original issue discount		$ 9,250
Interest rate		8.00%
Due date		Dec. 22, 2017
Description of loan accrued interest		The conversion rate will be at a discount of 40% applied to the three lowest trading prices for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 135% interest and 91 days through 180 for a cash payment of the principal plus 145% interest. The Company cannot prepay any amount outstanding after 180 days.
Remaining debt discount																1,781
Derivative liability		$ 204,373														199,080
Loss on change in fair value of derivative																5,293
Debt discount amortized		$ 125,000														29,545
Convertible Promissory Note [Member] | Auctus, Fund, LLC One [Member]
Convertible Loans (Textual)
Issued date	Apr. 04, 2017
Principal amount of loan	$ 145,000
Original issue discount	$ 15,000
Interest rate	8.00%
Due date	Dec. 22, 2017
Description of loan accrued interest	Auctus Fund, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 40% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 125% interest and 91 days through 180 for a cash payment of the principal plus 140% interest. The Company cannot prepay any amount outstanding after 180 days.
Remaining debt discount																30,955
Derivative liability	$ 257,720															250,895
Loss on change in fair value of derivative																6,825
Debt discount amortized	$ 145,000															$ 1,811
Convertible Redeemable Note [Member] | Adar Bays, LLC [Member]
Convertible Loans (Textual)
Issued date												May 09, 2016
Principal amount of loan					$ 3,000							$ 30,000			27,000
Interest rate												8.00%
Due date												May 09, 2017
Description of loan accrued interest												The conversion rate will be at a discount of 48% applied to the lowest price for fifteen days prior to the actual date of conversion.
Accrued interest															1,453
Remaining debt discount															$ 13,159
Derivative liability					$ 40,273							$ 108,800
Converted into shares of common stock					229,850										22,030,353
Loss on change in fair value of derivative					$ 8,331
Credit to additional paid in capital															$ 105,878
Debt discount amortized												$ 30,000
Convertible Redeemable Note [Member] | Eagle Equities, LLC [Member]
Convertible Loans (Textual)
Issued date												May 09, 2016
Principal amount of loan												$ 30,000			30,000
Interest rate												8.00%
Due date												May 09, 2017
Description of loan accrued interest												The conversion rate is at a discount of 48% of the lowest trading price for fifteen days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days.
Accrued interest															1,459
Remaining debt discount															$ 13,151
Derivative liability												$ 108,800
Converted into shares of common stock															16,845,031
Credit to additional paid in capital															$ 143,634
Debt discount amortized												$ 30,000